Schedule of Tax Effects Allocated to Each Component of Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustment	$ (21,117)	$ (16,365)	$ (3,191)
Unrealized gain on cash flow hedging instruments	384
Income tax expense	(104)
Unrealized gain on cash flow hedging instruments, net of tax	280
Unrealized gain on available-for-sale securities	1	39	63
Income tax expense		(15)	(28)
Unrealized gain on available-for-sale securities, net of tax	1	24	35
Other comprehensive loss	$ (20,836)	$ (16,341)	$ (3,156)